North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	CONSUMER DISCRETIONARY - 12.7%
	Distributors - 1.2%
5,417	Pool Corp.	$1,813,449

	Diversified Consumer Services - 1.4%
42,926	frontdoor, Inc.*	2,248,035

	Internet & Direct Marketing Retail - 0.9%
52,157	The RealReal, Inc.*	1,332,090

	Leisure Products - 2.0%
46,403	YETI Holdings, Inc.*	3,191,134

	Multiline Retail - 1.3%
25,549	Ollie's Bargain Outlet Holdings, Inc.*	2,112,391

	Specialty Retail - 5.9%
6,360	Burlington Stores, Inc.*	1,646,095
11,022	Five Below, Inc.*	2,051,415
102,230	Leslie's, Inc.*	2,482,144
63,359	National Vision Holdings, Inc.*	3,008,919
		9,188,573
	TOTAL CONSUMER DISCRETIONARY	19,885,672

	CONSUMER STAPLES - 5.0%
	Food & Staples Retailing - 2.8%
67,706	BJ's Wholesale Club Holdings, Inc.*	2,720,427
47,229	Grocery Outlet Holding Corp.*	1,699,772
		4,420,199
	Food Products - 2.2%
141,903	Nomad Foods Ltd. - ADR*[1]	3,351,749

	TOTAL CONSUMER STAPLES	7,771,948

	FINANCIALS - 1.9%
	Insurance - 1.9%
7,487	Kinsale Capital Group, Inc.	1,318,161
19,397	Palomar Holdings, Inc.*	1,651,267
	TOTAL FINANCIALS	2,969,428

	HEALTH CARE - 33.8%
	Biotechnology - 13.0%
10,900	Acceleron Pharma, Inc.*	1,484,144
5,167	argenx SE - ADR*[1]	1,708,624
28,629	Arrowhead Pharmaceuticals, Inc.*	2,280,586
13,413	Biohaven Pharmaceutical Holding Co Ltd. - ADR*[1]	1,139,837
9,937	Blueprint Medicines Corp.*	976,012
23,335	Emergent BioSolutions, Inc.*	2,240,160
61,521	Halozyme Therapeutics, Inc.*	2,783,825
97,277	Heron Therapeutics, Inc.*	1,758,768
34,443	Insmed Inc.*	1,232,026
26,474	Oyster Point Pharma, Inc.*	524,450
56,484	Travere Therapeutics, Inc.*	1,740,837
41,143	Veracyte, Inc.*	2,388,763
		20,258,032
	Health Care Equipment & Supplies - 8.0%
37,317	AtriCure, Inc.*	2,435,681
42,021	Axonics Modulation Technologies, Inc.*	2,114,076
26,877	CONMED Corp.	3,307,484
4,427	Insulet Corp.*	1,147,036
20,092	OrthoPediatrics Corp.*	1,094,210
4,924	Penumbra, Inc.*	1,400,533
68,236	Zynex Inc.*	990,787
		12,489,807
	Health Care Providers & Services - 1.9%
16,785	LHC Group, Inc.*	3,050,002

	Health Care Technology - 6.3%
60,852	Inovalon Holdings, Inc. - Class A*	1,494,525
15,960	Inspire Medical Systems, Inc.*	3,715,328
15,785	Omnicell, Inc.*	2,003,117
25,263	Schrodinger, LLC*	2,588,952
		9,801,922
	Life Sciences Tools & Services - 2.9%
89,421	NeoGenomics, Inc.*	4,557,788

	Pharmaceuticals - 1.7%
14,020	Axsome Therapeutics, Inc.*	944,387
18,400	Horizon Therapeutics PLC - ADR*[1]	1,672,744
		2,617,131
	TOTAL HEALTH CARE	52,774,682

	INDUSTRIALS - 15.5%
	Aerospace & Defense - 2.5%
34,055	Cubic Corp.	2,365,120
22,932	Mercury Systems, Inc.*	1,498,835
		3,863,955
	Building Products - 1.4%
48,115	The AZEK Co. Inc.*	2,122,353

	Commercial Services & Supplies - 1.4%
38,469	Casella Waste Systems, Inc. - Class A*	2,228,124

	Construction & Engineering - 0.9%
48,058	Construction Partners, Inc. - Class A*	1,390,799

	Electrical Equipment - 1.6%
25,617	Vicor Corp.*	2,523,018

	Machinery - 4.0%
75,859	Colfax Corp.*	3,364,347
19,677	John Bean Technologies Corp.	2,903,735
		6,268,082
	Road & Rail - 2.0%
15,780	Saia, Inc.*	3,164,363

	Trading Companies & Distributors - 1.7%
16,990	SiteOne Landscape Supply, Inc.*	2,693,085

	TOTAL INDUSTRIALS	24,253,779

	INFORMATION TECHNOLOGY - 27.2%
	Electronic Equipment, Instruments & Components - 1.7%
10,253	Littelfuse, Inc.	2,668,036

	IT Services - 10.7%
25,820	Endava Plc - ADR*[1]	2,283,779
4,001	EPAM Systems, Inc.*	1,494,813
17,555	Euronet Worldwide, Inc.*	2,638,692
37,397	MAXIMUS, Inc.	3,039,628
50,278	Perficient, Inc.*	2,799,982
66,706	Repay Holdings Corp.*	1,454,191
14,305	WEX Inc.*	2,980,447
		16,691,532
	Semiconductors & Semiconductor Equipment - 3.7%
32,315	Diodes Inc.*	2,537,374
67,715	Lattice Semiconductor Corp.*	3,258,446
		5,795,820

	Software - 11.1%
39,380	Altair Engineering Inc. - Class A*	2,425,414
15,141	Cerence Inc.*	1,683,982
40,673	The Descartes Systems Group Inc. - ADR*[1]	2,381,811
31,754	Envestnet, Inc.*	2,032,891
8,344	Everbridge, Inc.*	1,278,551
26,591	Five9, Inc.*	4,925,717
54,763	Upland Software Inc.*	2,706,935
		17,435,301
	TOTAL INFORMATION TECHNOLOGY	42,590,689

	REAL ESTATE - 1.0%
	Real Estate Management & Development - 1.0%
20,605	Redfin Corp.*	1,560,623
	TOTAL REAL ESTATE	1,560,623

	TOTAL COMMON STOCKS
	(Cost $94,762,723)	151,806,821

	SHORT-TERM INVESTMENT - 3.1%
4,768,478	First American Treasury Obligations Fund - Class X, 0.03%[2]	4,768,478
	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,768,478)	4,768,478

	TOTAL INVESTMENTS - 100.2%
	(Cost $99,531,201)	156,575,299
	Liabilities in Excess of Other Assets - (0.2)%	(311,282)
	TOTAL NET ASSETS - 100.0%	$156,264,017

ADR - American Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	33.8%
Information Technology	27.2%
Industrials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	5.0%
Financials	1.9%
Real Estate	1.0%
Total Common Stocks	97.1%
Short-Term Investment	3.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

North Square Oak Ridge Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$151,806,821	$-	$-	$151,806,821
Short-Term Investment	4,768,478	-	-	4,768,478
Total	$156,575,299	$-	$-	$156,575,299

For a detailed break-out of common stocks by major sector and industry classification, please refer to the Schedule of Investments.

[1]	All common stocks held in the Fund are Level 1 securities.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.